Investments - Significant Credit and Revenue Concentration (Details)	12 Months Ended
Dec. 31, 2025 Item State Customer
Significant Credit and Revenue Concentration
Number of customers | Customer	673
Number of industries | Item	143
Real estate investment portfolio | Geographic concentration
Significant Credit and Revenue Concentration
Number of states over which real estate investments are dispersed (in states) | State	49
Number of states accounting for 10% or more | State	1
Concentration Percentage for threshold	10.00%
Real estate investment portfolio | Geographic concentration | Texas
Significant Credit and Revenue Concentration
Concentration Percentage	11.00%
Real estate investment portfolio | Customer concentration
Significant Credit and Revenue Concentration
Concentration Percentage for threshold	10.00%
Number of customers representing more than 10% | Item	0
Real estate investment portfolio | Customer concentration | Largest customer, investment portfolio | Maximum
Significant Credit and Revenue Concentration
Concentration Percentage	3.10%
Real estate investment portfolio | Product Concentration Risk | Service
Significant Credit and Revenue Concentration
Concentration Percentage	61.00%
Real estate investment portfolio | Product Concentration Risk | Service Oriented Retail
Significant Credit and Revenue Concentration
Concentration Percentage	12.00%
Real estate investment portfolio | Product Concentration Risk | Manufacturing
Significant Credit and Revenue Concentration
Concentration Percentage	27.00%
Investment portfolio revenues | Customer concentration | Largest customer, investment portfolio revenues
Significant Credit and Revenue Concentration
Concentration Percentage	3.20%